Accounts and Notes Receivable - Summary of Aging of Receivables (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 22,148	$ 21,976	$ 20,376
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	57	137
60-89 Days Past Due	27	35
Greater Than 90 Days	1	17
Total Past Due	85	189
Current	12,162	12,238
Total	12,485	12,730	11,588
Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	20	18
60-89 Days Past Due		5
Greater Than 90 Days		3
Total Past Due	20	26
Current	8,292	8,336
Total	8,326	8,392
Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	24	75
60-89 Days Past Due	16	21
Greater Than 90 Days		8
Total Past Due	40	104
Current	1,494	1,524
Total	1,709	1,848
Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	3	4
Total Past Due	3	4
Current	1,727	1,651
Total	1,774	1,706
Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	10	40
60-89 Days Past Due	11	9
Greater Than 90 Days	1	6
Total Past Due	22	55
Current	649	727
Total	676	784
Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	243	184
60-89 Days Past Due	7	41
Greater Than 90 Days	25	19
Total Past Due	275	244
Current	9,014	8,595
Total	9,522	9,111	8,675
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	4,087	3,536
Total	4,118	3,566
Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	159	180
60-89 Days Past Due	2	36
Greater Than 90 Days		1
Total Past Due	161	217
Current	3,803	4,052
Total	4,127	4,510
Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	8
Total Past Due	8
Current	800	796
Total	808	797
Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	76	4
60-89 Days Past Due	5	5
Greater Than 90 Days	25	18
Total Past Due	106	27
Current	324	211
Total	469	238
Performing Financing Receivable [Member] | Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	12,247	12,427
Performing Financing Receivable [Member] | Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,312	8,362
Performing Financing Receivable [Member] | Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,534	1,628
Performing Financing Receivable [Member] | Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,730	1,655
Performing Financing Receivable [Member] | Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	671	782
Performing Financing Receivable [Member] | Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,289	8,839
Performing Financing Receivable [Member] | Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,087	3,536
Performing Financing Receivable [Member] | Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,964	4,269
Performing Financing Receivable [Member] | Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	808	796
Performing Financing Receivable [Member] | Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	430	238
Nonperforming Financing Receivable [Member] | Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	238	303
Nonperforming Financing Receivable [Member] | Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	14	30
Nonperforming Financing Receivable [Member] | Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	175	220
Nonperforming Financing Receivable [Member] | Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	44	51
Nonperforming Financing Receivable [Member] | Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5	2
Nonperforming Financing Receivable [Member] | Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	233	272
Nonperforming Financing Receivable [Member] | Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	31	30
Nonperforming Financing Receivable [Member] | Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	163	241
Nonperforming Financing Receivable [Member] | Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		1
Nonperforming Financing Receivable [Member] | Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 39